NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fee and commission income (expense) [Abstract]
Schedule of Fee and Commission Income

	2020	2019	2018
	£m	£m	£m
Fee and commission income:
Current accounts	615	659	650
Credit and debit card fees	748	982	993
Commercial banking and treasury fees	274	248	305
Unit trust and insurance broking	146	206	221
Private banking and asset management	6	69	97
Factoring	76	103	83
Other fees and commissions	443	489	499
Total fee and commission income	2,308	2,756	2,848
Fee and commission expense	(1,148)	(1,350)	(1,386)
Net fee and commission income	1,160	1,406	1,462